Reinsurance Effect of Reinsurance on Premiums Written and Earned (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Direct premiums written	$ 41,736.4	$ 39,222.0	$ 33,753.1
Ceded written	(1,167.7)	(1,644.1)	(1,143.2)
Net premiums written	40,568.7	37,577.9	32,609.9
Direct premiums earned	40,687.7	37,519.7	31,970.2
Ceded earned	(1,426.1)	(1,327.3)	(1,036.9)
Net premiums earned	39,261.6	36,192.4	30,933.3
non regulated reinsurance plan
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Ceded written	(519.5)	(933.0)	(546.8)
Ceded earned	(739.6)	(656.5)	(479.4)
Regulated reinsurance plan
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Ceded written	(648.2)	(711.1)	(596.4)
Ceded earned	$ (686.5)	$ (670.8)	$ (557.5)